Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 26,861	$ 8,337	$ 21,632	$ 56,791	$ 60,980
Prepaid expenses and other receivables	14,492	18,733	14,088	10,886	7,141
Total current assets	106,377	228,363	319,181	385,642	377,708
Total assets	453,609	576,507	670,089	769,177	701,210
Current liabilities:
Accrued expenses and other payables	22,152	190,077	38,486	31,498	30,136
Amount due to a shareholder			146,869	146,869	146,869
Total current liabilities	115,337	256,930	314,767	325,914	433,892
Amount due to shareholders	17,836	16,159	19,950	0	0
Total liabilities	281,277	452,363	535,251	566,452	452,382
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 39,197,991, 39,347,991, 40,547,379, 58,334,115 and 60,203,214 shares as at December 31, 2020, 2021, 2022, 2023 and 2024, respectively)	602	584	405	393	392
Additional paid-in capital	320,389	314,914	272,291	266,928	265,084
Accumulated deficit	(138,421)	(167,567)	(117,119)	(64,255)	(10,822)
Accumulated other comprehensive loss	(10,238)	(23,787)	(20,739)	(341)	(5,826)
Total shareholders' equity	172,332	124,144	134,838	202,725	248,828	$ 214,738	$ 227,891
Total liabilities and equity	453,609	576,507	670,089	769,177	701,210
Parent Company
Current assets:
Cash and cash equivalents	1,766	1,339	4,131	90	12,517	35,071	35,512
Prepaid expenses and other receivables	2,926	3,763	4,181	2,326	2,380
Amounts due from subsidiaries	71,635	186,568	180,043	180,593	177,140
Total current assets	76,327	191,670	188,355	183,009	192,037
Investments in subsidiaries	122,772	130,183	144,388	192,341	229,032
Total assets	199,099	321,853	332,743	375,350	421,069
Current liabilities:
Accrued expenses and other payables	8,930	181,552	31,086	25,757	25,372
Amount due to a shareholder			146,869	146,869	146,869
Total current liabilities	8,930	181,552	177,955	172,626	172,241
Amount due to shareholders	17,836	16,159	19,950
Total liabilities	26,766	197,711	197,905	172,626	172,241
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 39,197,991, 39,347,991, 40,547,379, 58,334,115 and 60,203,214 shares as at December 31, 2020, 2021, 2022, 2023 and 2024, respectively)	602	583	405	393	392
Additional paid-in capital	320,390	314,914	272,291	266,928	265,084
Accumulated deficit	(138,421)	(167,567)	(117,119)	(64,255)	(10,822)
Accumulated other comprehensive loss	(10,238)	(23,788)	(20,739)	(342)	(5,826)
Total shareholders' equity	172,333	124,142	134,838	202,724	248,828	$ 214,738	$ 227,891
Total liabilities and equity	$ 199,099	$ 321,853	$ 332,743	$ 375,350	$ 421,069